Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Diluted Net Loss per Share

	Years Ended December 31,
	2014	2013	2012
Weighted average shares used as denominator in calculating:
Basic & diluted net loss per share	175,608,634	174,428,259	160,417,411